Revenue from Operations (Tables)	12 Months Ended
Mar. 31, 2018
Revenue [Abstract]
Summary of Revenue

Revenues for fiscal 2018, 2017 and 2016 are as follows:

(Dollars in millions)
Particulars	Year ended March 31,
	2018	2017	2016
Revenue from software services	10,619	9,895	9,210
Revenue from software products	320	313	291
	10,939	10,208	9,501